F/m 10-Year Investment Grade Corporate Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 98.1%	Par	Value
Communications - 5.1%
America Movil SAB de CV, 6.38%, 03/01/2035	$225,000	$245,518
AT&T, Inc., 4.50%, 05/15/2035	239,000	227,107
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 06/01/2034 (a)	227,000	237,965
Comcast Corp., 5.30%, 06/01/2034	231,000	237,003
Cox Communications, Inc., 5.45%, 09/01/2034 (b)	235,000	232,267
Meta Platforms, Inc., 4.75%, 08/15/2034	234,000	233,938
Netflix, Inc., 4.90%, 08/15/2034	249,000	250,578
Omnicom Group, Inc., 5.30%, 11/01/2034	249,000	251,989
T-Mobile USA, Inc., 4.70%, 01/15/2035	238,000	230,803
Uber Technologies, Inc., 4.80%, 09/15/2034	237,000	231,997
Verizon Communications, Inc., 4.78%, 02/15/2035 (b)	237,000	231,086
Videotron Ltd., 5.70%, 01/15/2035 (b)	248,000	250,925
Walt Disney Co., 6.20%, 12/15/2034	222,000	247,607
		3,108,783

Consumer Discretionary - 7.1%
Alibaba Group Holding Ltd., 5.25%, 05/26/2035 (b)	245,000	245,636
Amazon.com, Inc., 4.80%, 12/05/2034	232,000	235,477
Automatic Data Processing, Inc., 4.45%, 09/09/2034	237,000	230,394
AutoZone, Inc., 5.40%, 07/15/2034	248,000	251,528
BorgWarner, Inc., 5.40%, 08/15/2034 (a)	233,000	234,929
Choice Hotels International, Inc., 5.85%, 08/01/2034	231,000	235,960
Cornell University, 4.84%, 06/15/2034	248,000	250,484
DR Horton, Inc., 5.00%, 10/15/2034	236,000	232,787
ERAC USA Finance LLC, 5.20%, 10/30/2034 (b)	235,000	238,362
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	237,000	232,228
General Motors Financial Co., Inc., 5.45%, 09/06/2034	234,000	233,988
Home Depot, Inc., 4.95%, 06/25/2034	248,000	250,443
Hyatt Hotels Corp., 5.50%, 06/30/2034	248,000	249,828
Las Vegas Sands Corp., 6.20%, 08/15/2034 (a)	231,000	237,288
Marriott International, Inc./MD, 5.35%, 03/15/2035	249,000	251,065
O'Reilly Automotive, Inc., 5.00%, 08/19/2034	235,000	232,353
President and Fellows of Harvard College, 4.61%, 02/15/2035 (a)	234,000	234,569
PulteGroup, Inc., 6.00%, 02/15/2035	261,000	277,149
		4,354,468

Consumer Staples - 6.2%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	232,000	236,227
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	238,000	230,495
Coca-Cola Co., 4.65%, 08/14/2034	236,000	235,354
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	231,000	237,570
Diageo Investment Corp., 7.45%, 04/15/2035	218,000	260,195
General Mills, Inc., 5.25%, 01/30/2035	252,000	254,498
J M Smucker Co., 4.25%, 03/15/2035	243,000	226,131
Kroger Co., 5.00%, 09/15/2034	235,000	233,607
McCormick & Co., Inc./MD, 4.70%, 10/15/2034	238,000	230,459
Mondelez International, Inc., 4.75%, 08/28/2034	236,000	231,596
PepsiCo, Inc., 4.80%, 07/17/2034	249,000	250,567
Philip Morris International, Inc., 4.90%, 11/01/2034	238,000	234,952
Procter & Gamble Co., 4.55%, 10/24/2034	251,000	251,714
Target Corp., 4.50%, 09/15/2034	237,000	230,390
The Campbell's Co., 4.75%, 03/23/2035	238,000	230,054
Tyson Foods, Inc., 4.88%, 08/15/2034	237,000	231,764
		3,805,573

Energy - 11.6%
Boardwalk Pipelines LP, 5.63%, 08/01/2034	248,000	252,663
BP Capital Markets America, Inc., 5.23%, 11/17/2034	235,000	238,482
Cameron LNG LLC, 3.30%, 01/15/2035 (b)	253,000	214,942
Canadian Natural Resources Ltd., 5.85%, 02/01/2035	232,000	239,011
Cheniere Energy Partners LP, 5.75%, 08/15/2034 (b)	231,000	235,818
CNOOC Petroleum North America ULC, 5.88%, 03/10/2035	208,000	229,350
Devon Energy Corp., 5.20%, 09/15/2034	237,000	231,538
DT Midstream, Inc., 5.80%, 12/15/2034 (b)	245,000	249,325
Enbridge, Inc., 7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054	228,000	236,734
Energy Transfer LP, 5.60%, 09/01/2034	233,000	237,604
EnLink Midstream LLC, 5.65%, 09/01/2034	248,000	252,205
Enterprise Products Operating LLC, 4.95%, 02/15/2035	234,000	232,653
EOG Resources, Inc., 3.90%, 04/01/2035	245,000	224,265
Expand Energy Corp., 5.70%, 01/15/2035	250,000	253,243
Helmerich & Payne, Inc., 5.50%, 12/01/2034 (b)	238,000	230,893
Kinder Morgan, Inc., 5.30%, 12/01/2034	232,000	232,464
MPLX LP, 5.50%, 06/01/2034	247,000	249,843
Occidental Petroleum Corp., 5.55%, 10/01/2034 (a)	234,000	232,676
ONEOK, Inc., 5.05%, 11/01/2034	236,000	232,607
Ovintiv, Inc., 6.50%, 08/15/2034	227,000	241,223
Phillips 66, 4.65%, 11/15/2034	240,000	230,378
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	230,000	236,023
Schlumberger Investment SA, 5.00%, 06/01/2034	248,000	249,555
Shell Finance US, Inc., 4.13%, 05/11/2035	241,000	227,088
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (a)(b)	234,000	233,949
Suncor Energy, Inc., 5.95%, 12/01/2034	227,000	240,249
Targa Resources Corp., 5.50%, 02/15/2035	232,000	235,428
TotalEnergies Capital SA, 4.72%, 09/10/2034	236,000	232,973
Western Midstream Operating LP, 5.45%, 11/15/2034	235,000	233,074
Whistler Pipeline LLC, 5.95%, 09/30/2034 (b)	232,000	238,125
		7,104,381

Financials - 28.8%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	234,000	235,043
Agree LP, 5.63%, 06/15/2034	231,000	236,936
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	240,000	231,478
Allstate Corp., 5.55%, 05/09/2035	232,000	241,910
Ally Financial, Inc., 6.18% to 07/26/2034 then SOFR + 2.29%, 07/26/2035	233,000	236,100
American Assets Trust LP, 6.15%, 10/01/2034	234,000	237,397
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	232,000	235,255
American Homes 4 Rent LP, 5.50%, 07/15/2034	248,000	251,501
American International Group, Inc., 3.88%, 01/15/2035	246,000	223,112
American Tower Corp., 5.40%, 01/31/2035	236,000	239,543
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034	236,000	232,649
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	234,000	234,189
Arthur J Gallagher & Co., 5.45%, 07/15/2034	232,000	238,014
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	251,000	251,041
AvalonBay Communities, Inc., 5.35%, 06/01/2034	231,000	237,746
Bank of America Corp., 5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (a)	235,000	236,078
Bank of New York Mellon Corp., 5.23% to 11/20/2034 then SOFR + 1.25%, 11/20/2035	251,000	256,013
Barclays PLC, 5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035	250,000	246,637
BlackRock Funding, Inc., 4.90%, 01/08/2035	249,000	251,403
Blackstone Private Credit Fund, 6.00%, 11/22/2034 (b)	236,000	235,234
BNP Paribas SA, 5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (b)	245,000	244,522
Boston Properties LP, 5.75%, 01/15/2035	234,000	234,777
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	231,000	238,972
Brookfield Finance, Inc., 5.68%, 01/15/2035	231,000	238,458
Brown & Brown, Inc., 5.65%, 06/11/2034	231,000	237,797
Capital One Financial Corp., 5.88% to 07/26/2034 then SOFR + 1.99%, 07/26/2035	230,000	236,991
CBRE Services, Inc., 5.95%, 08/15/2034	230,000	242,510
Cincinnati Financial Corp., 6.13%, 11/01/2034	228,000	244,749
Citigroup, Inc., 5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	231,000	236,202
CNO Financial Group, Inc., 6.45%, 06/15/2034	227,000	238,948
Corebridge Financial, Inc., 6.38% to 09/15/2034 then 5 yr. CMT Rate + 2.65%, 09/15/2054	249,000	249,864
Cousins Properties LP, 5.88%, 10/01/2034	249,000	254,104
Crown Castle, Inc., 5.20%, 09/01/2034	235,000	233,535
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	231,000	236,678
ERP Operating LP, 4.65%, 09/15/2034	238,000	231,347
Extra Space Storage LP, 5.35%, 01/15/2035	234,000	235,354
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	235,000	233,885
First American Financial Corp., 5.45%, 09/30/2034	236,000	233,521
Fiserv, Inc., 5.15%, 08/12/2034	234,000	234,367
Globe Life, Inc., 5.85%, 09/15/2034	232,000	238,772
GLP Capital LP / GLP Financing II, Inc., 5.63%, 09/15/2034 (a)	249,000	250,471
Goldman Sachs Group, Inc., 5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	236,000	233,236
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (b)	236,000	233,667
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (b)	232,000	233,525
Host Hotels & Resorts LP, 5.50%, 04/15/2035	234,000	235,032
Huntington Bancshares, Inc./OH, 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	235,000	240,902
Invitation Homes Operating Partnership LP, 4.88%, 02/01/2035	238,000	231,566
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (b)	237,000	232,762
JPMorgan Chase & Co., 5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	232,000	234,811
Kimco Realty OP LLC, 4.85%, 03/01/2035 (a)	237,000	231,566
Loews Corp., 6.00%, 02/01/2035	225,000	244,766
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	236,000	237,095
Mastercard, Inc., 4.55%, 01/15/2035	237,000	231,940
MetLife, Inc., 5.30%, 12/15/2034	232,000	237,976
Morgan Stanley, 5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	232,000	235,377
NNN REIT, Inc., 5.50%, 06/15/2034	231,000	236,058
PayPal Holdings, Inc., 5.15%, 06/01/2034	231,000	235,336
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	238,000	230,007
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	232,000	236,071
Prologis LP, 5.00%, 01/31/2035	234,000	234,005
Prologis Targeted US Logistics Fund LP, 5.25%, 01/15/2035 (b)	234,000	234,869
Regency Centers LP, 5.10%, 01/15/2035	234,000	233,342
Regions Financial Corp., 5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	250,000	250,975
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	232,000	238,426
Safehold GL Holdings LLC, 5.65%, 01/15/2035	236,000	236,487
Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	230,000	237,272
SBL Holdings, Inc., 7.20%, 10/30/2034 (b)	235,000	234,033
Simon Property Group LP, 4.75%, 09/26/2034 (a)	238,000	231,474
UDR, Inc., 5.13%, 09/01/2034 (a)	235,000	233,456
Ventas Realty LP, 5.00%, 01/15/2035	237,000	231,681
Voya Financial, Inc., 5.00%, 09/20/2034	237,000	230,417
Wells Fargo & Co., 5.38%, 02/07/2035	231,000	236,622
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	251,000	253,851
WP Carey, Inc., 5.38%, 06/30/2034	248,000	250,197
		17,611,903

Health Care - 8.5%
AbbVie, Inc., 4.50%, 05/14/2035	239,000	230,030
Adventist Health System/West, 5.76%, 12/01/2034	231,000	236,834
Agilent Technologies, Inc., 4.75%, 09/09/2034	237,000	231,371
Bayer US Finance II LLC, 4.20%, 07/15/2034 (b)	249,000	220,694
Cardinal Health, Inc., 5.35%, 11/15/2034	252,000	254,502
CommonSpirit Health, 5.32%, 12/01/2034	231,000	234,906
CVS Health Corp., 5.70%, 06/01/2034	231,000	235,572
Elevance Health, Inc., 5.20%, 02/15/2035	251,000	252,325
Eli Lilly & Co., 4.60%, 08/14/2034	236,000	232,722
HCA, Inc., 5.45%, 09/15/2034	234,000	233,762
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/2034 (b)	231,000	234,749
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (b)	248,000	250,363
Johnson & Johnson, 4.95%, 06/01/2034	230,000	236,239
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	238,000	231,253
Medtronic, Inc., 4.38%, 03/15/2035	240,000	231,320
Novartis Capital Corp., 4.20%, 09/18/2034	241,000	230,431
Quest Diagnostics, Inc., 5.00%, 12/15/2034	235,000	232,726
Royalty Pharma PLC, 5.40%, 09/02/2034	233,000	231,871
Stryker Corp., 4.63%, 09/11/2034 (a)	237,000	231,905
UnitedHealth Group, Inc., 5.15%, 07/15/2034	232,000	236,111
Universal Health Services, Inc., 5.05%, 10/15/2034	241,000	230,982
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	250,000	250,568
		5,191,236

Industrials - 7.7%
Amphenol Corp., 5.00%, 01/15/2035	236,000	235,872
Boeing Co., 3.25%, 02/01/2035	260,000	209,555
Canadian National Railway Co., 4.38%, 09/18/2034	238,000	229,536
FedEx Corp., 3.90%, 02/01/2035	246,000	223,096
Honeywell International, Inc., 5.00%, 03/01/2035	233,000	235,006
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	251,000	255,640
Ingersoll Rand, Inc., 5.45%, 06/15/2034	230,000	235,676
John Deere Capital Corp., 5.05%, 06/12/2034	231,000	235,625
Keysight Technologies, Inc., 4.95%, 10/15/2034	237,000	233,039
L3Harris Technologies, Inc., 5.35%, 06/01/2034	231,000	235,765
Lockheed Martin Corp., 4.80%, 08/15/2034	235,000	233,738
Northrop Grumman Corp., 4.90%, 06/01/2034	233,000	232,589
Parker-Hannifin Corp., 4.20%, 11/21/2034	241,000	229,348
Quanta Services, Inc., 5.25%, 08/09/2034	234,000	234,120
Republic Services, Inc., 5.20%, 11/15/2034	233,000	237,796
RTX Corp., 5.40%, 05/01/2035	231,000	237,870
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	248,000	251,121
Union Pacific Corp., 3.38%, 02/01/2035	248,000	220,382
Waste Management, Inc., 4.95%, 03/15/2035	236,000	236,409
WW Grainger, Inc., 4.45%, 09/15/2034	237,000	231,860
		4,674,043

Materials - 4.7%
ArcelorMittal SA, 6.00%, 06/17/2034 (a)	228,000	237,704
Dow Chemical Co., 4.25%, 10/01/2034	243,000	226,972
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	235,000	238,502
Huntsman International LLC, 5.70%, 10/15/2034	237,000	231,308
Lubrizol Corp., 6.50%, 10/01/2034	222,000	251,243
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	236,000	236,481
Newmont Corp., 5.88%, 04/01/2035	230,000	243,821
Nutrien Ltd., 5.40%, 06/21/2034	232,000	236,347
Owens Corning, 5.70%, 06/15/2034	230,000	239,317
Sonoco Products Co., 5.00%, 09/01/2034	237,000	231,297
Steel Dynamics, Inc., 5.38%, 08/15/2034 (a)	232,000	235,893
Vulcan Materials Co., 5.35%, 12/01/2034	251,000	256,538
		2,865,423

Technology - 5.4%
Accenture Capital, Inc., 4.50%, 10/04/2034	239,000	232,382
AppLovin Corp., 5.50%, 12/01/2034	245,000	247,727
Broadcom, Inc., 4.80%, 10/15/2034	237,000	231,809
Cadence Design Systems, Inc., 4.70%, 09/10/2034	237,000	232,697
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	234,000	232,879
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	238,000	231,425
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	236,000	232,861
Microsoft Corp., 3.50%, 02/12/2035	244,000	226,663
Moody's Corp., 5.00%, 08/05/2034	250,000	251,222
Oracle Corp., 4.70%, 09/27/2034	238,000	231,815
QUALCOMM, Inc., 4.65%, 05/20/2035	238,000	235,227
Roper Technologies, Inc., 4.90%, 10/15/2034	236,000	231,710
Take-Two Interactive Software, Inc., 5.60%, 06/12/2034	231,000	238,082
Verisk Analytics, Inc., 5.25%, 06/05/2034	248,000	250,597
		3,307,096

Utilities - 13.0%
APA Infrastructure Ltd., 5.13%, 09/16/2034 (b)	237,000	232,972
Arizona Public Service Co., 5.70%, 08/15/2034	231,000	239,603
Baltimore Gas and Electric Co., 5.30%, 06/01/2034	230,000	235,839
Black Hills Corp., 6.00%, 01/15/2035	227,000	238,984
CenterPoint Energy Resources Corp., 5.40%, 07/01/2034	247,000	253,599
Consolidated Edison Co. of New York, Inc., 5.13%, 03/15/2035	251,000	255,222
DTE Energy Co., 5.85%, 06/01/2034	227,000	238,621
Duke Energy Corp., 5.45%, 06/15/2034	231,000	236,758
El Paso Electric Co., 6.00%, 05/15/2035	231,000	238,810
Entergy Louisiana LLC, 5.15%, 09/15/2034 (a)	249,000	251,003
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (b)	230,000	238,518
Eversource Energy, 5.95%, 07/15/2034	228,000	239,274
FirstEnergy Transmission LLC, 5.00%, 01/15/2035 (b)	235,000	233,302
Florida Power & Light Co., 5.30%, 06/15/2034	230,000	237,521
Idaho Power Co., 5.20%, 08/15/2034	232,000	235,993
Interstate Power and Light Co., 4.95%, 09/30/2034	235,000	233,076
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/2034	234,000	234,877
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (b)	249,000	251,306
Niagara Energy SAC, 5.75%, 10/03/2034 (b)	250,000	245,085
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	244,000	224,250
NiSource, Inc., 6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	249,000	250,032
Ohio Power Co., 5.65%, 06/01/2034	230,000	237,586
PPL Capital Funding, Inc., 5.25%, 09/01/2034	249,000	251,795
Public Service Electric and Gas Co., 4.85%, 08/01/2034	234,000	233,811
Puget Sound Energy, Inc., 5.33%, 06/15/2034	231,000	235,669
Southern California Edison Co., 5.20%, 06/01/2034	248,000	251,057
Southern California Gas Co., 5.05%, 09/01/2034	233,000	236,095
Southern Co., 4.85%, 03/15/2035	236,000	231,815
Spire Missouri, Inc., 5.15%, 08/15/2034	249,000	254,598
Tucson Electric Power Co., 5.20%, 09/15/2034	249,000	250,385
Virginia Electric and Power Co., 5.05%, 08/15/2034	249,000	250,107
Vistra Operations Co. LLC, 5.70%, 12/30/2034 (b)	232,000	235,460
Wisconsin Electric Power Co., 4.60%, 10/01/2034	236,000	231,644
		7,944,667
TOTAL CORPORATE BONDS (Cost $59,712,709)		59,967,573

SHORT-TERM INVESTMENTS - 2.6%		Value
Investments Purchased with Proceeds from Securities Lending - 2.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	1,202,670	1,202,670

U.S. Treasury Bills - 0.6%	Par
0.00%, 12/03/2024 (d)	350,000	349,956
TOTAL SHORT-TERM INVESTMENTS (Cost $1,552,627)		1,552,626

TOTAL INVESTMENTS - 100.7% (Cost $61,265,336)		61,520,199
Liabilities in Excess of Other Assets - (0.7)%		(398,984)
TOTAL NET ASSETS - 100.0%		$61,121,215
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $1,183,774 which represented 1.9% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $6,616,639 or 10.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

F/m 10-Year Investment Grade Corporate Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$59,967,573	$–	$59,967,573
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,202,670
U.S. Treasury Bills	–	349,956	–	349,956
Total Investments	$–	$60,317,529	$–	$61,520,199

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,202,670 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.